UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  Nuffield House
          66 Chiltern Street
          London X0W1U4JT
          United Kingdom


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Miller
Title:  Director
Phone:  +44-0-20-7499-1234


Signature, Place and Date of Signing:


 /s/ David Miller                    London, England             May 15, 2006
-------------------                ---------------------        ---------------
      [Signature]                      [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $192,618
                                         (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE
                                                 Trafalgar Asset Managers Limited
                                                          March 31, 2006

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                    COM               005125109   3,876     150,000            Sole        None      150,000
AFFILIATED COMPUTER SERVICES   CL A              008190100   2,703      45,300            Sole        None       45,300
AT&T INC                       COM               00206R102   2,704     100,000            Sole        None      100,000
BRITISH AWYS PLC               ADR 2ND INSTAL    110419306   5,043      82,100            Sole        None       82,100
CARNIVAL CORP                  PAIRED CTF        143658300   1,836      38,760            Sole        None       38,760
COMCAST CORP NEW               CL A              20030N101   3,924     150,000            Sole        None      150,000
DORAL FINL CORP                COM               25811P100     442      38,285            Sole        None       38,285
GOOGLE INC                     CL A              38259P508   1,911       4,900            Sole        None        4,900
GUIDANT CORP                   COM               401698105   7,103      91,000            Sole        None       91,000
INTEL CORP                     COM               458140100   1,946     100,000            Sole        None      100,000
JEFFERSON PILOT CORP           COM               475070108   5,342      95,500            Sole        None       95,500
KNIGHT RIDDER INC              COM               499040103   2,686      42,500            Sole        None       42,500
LEXAR MEDIA INC                COM               52886P104   1,073     125,000            Sole        None      125,000
MATRIXONE INC                  COM               57685P304     449      62,761            Sole        None       62,761
MAYTAG CORP                    COM               578592107   5,215     244,500            Sole        None      244,500
MITTAL STEEL CO NV             NY REG SH CL A    60684P101   3,766      99,750            Sole        None       99,750
NASDAQ 100 TR                  UNIT SER I        631100104   4,176      99,600            Sole        None       99,600
SCO GROUP INC                  COM               78403A106     653     150,000            Sole        None      150,000
SEARS HLDGS CORP               COM               812350106   6,473      49,100            Sole        None       49,100
HILFIGER TOMMY CORP            COM               G8915Z102   1,054      64,000            Sole        None       64,000
UAL CORP                       COM NEW           902549807  11,586     290,163            Sole        None      290,163
VERIZON COMMUNICATIONS         COM               92343V104   2,703      79,367            Sole        None       79,367
VIVENDI UNIVERSAL              SPON ADR NEW      92851S204  93,985   2,748,100            Sole        None    2,748,100
VODAFONE GROUP PLC NEW         SPONSORED ADR     92857W100  12,346     590,700            Sole        None      590,700
DISNEY WALT CO                 COM DISNEY        254687106   9,622     345,000            Sole        None      345,000



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